Mar. 01, 2017
American Customer Satisfaction Core Alpha ETF
American Customer Satisfaction Core Alpha ETF
American Customer Satisfaction Core Alpha ETF (the “Fund”) March 1, 2017 Supplement to the Summary Prospectus dated October 31, 2016 and Prospectus dated October 26, 2016
Effective with the next rebalance and reconstitution of the Fund’s underlying index, the following information supplements the section entitled “Principal Investment Strategies — American Customer Satisfaction Investable Index” on pages 2–3 of the Summary Prospectus and Prospectus:

The Index Company in each industry with the highest ACSI Score will receive an additional weight allocation of 0.50%. This additional allocation is taken equally from the other Index Companies in the sector applicable to the industry, subject to a minimum weight allocation of 0.02% for each Index Company.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.